DEBT FACILITIES - Long-term Debt (Details) $ in Millions, $ in Millions	Mar. 31, 2025 CAD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CAD ($)
Disclosure of detailed information about borrowings [line items]
Current	$ 399.0		$ 308.9
Non-current	3,071.4		2,765.4
U.S. dollar, fixed rate - 3.60% to 4.90%
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 792.0
Current	20.0		190.5
Non-current	$ 1,114.7		1,068.8
U.S. dollar, fixed rate - 3.60% to 4.90% | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	3.60%	3.60%
U.S. dollar, fixed rate - 3.60% to 4.90% | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	4.90%	4.90%
Canadian dollar, Series 1, fixed rate - 5.54%
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	5.54%	5.54%
Notional amount	$ 400.0
Current	0.0		0.0
Non-current	$ 398.1		397.5
Canadian dollar, fixed rate - 4.15%
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	4.15%	4.15%
Notional amount	$ 8.6
Current	2.9		12.9
Non-current	5.7		8.6
U.S. dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 325.0
Current	178.7		0.0
Non-current	288.3		168.9
Canadian dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Notional amount	18.3
Current	5.6		5.6
Non-current	12.6		18.3
Other
Disclosure of detailed information about borrowings [line items]
Current	33.5		14.3
Non-current	0.0		32.8
U.S. dollar
Disclosure of detailed information about borrowings [line items]
Current	92.0		30.2
Non-current	432.0		368.2
Other
Disclosure of detailed information about borrowings [line items]
Current	29.1		25.0
Non-current	239.0		128.5
Canadian dollar
Disclosure of detailed information about borrowings [line items]
Current	37.2		30.4
Non-current	581.0		543.8
U.S. dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Current	0.0		0.0
Non-current	0.0		0.0
Canadian dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Current	0.0		0.0
Non-current	$ 0.0		$ 30.0